Right-of-use assets and operating lease liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Right-of-use Assets And Operating Lease Liabilities
Schedule of non-cancellable lease contract

As of September 30, 2025, the Company had the following non-cancellable lease contracts.

Description of lease	Lease term
Office premise, Unit 1002B2-22, 10/F, Sunbeam Centre, 27 Shing Yip Street, Kwun Tong, Kowloon, Hong Kong.	2 years (expired in August 2025)
Office premise, 23A, 2-8 Scrutton Street, London EC2A 4RT.	2 years (expired in September 2025)
Office premise, Room 1903 ( Part ), No.1701, West Beijing Road, Jing ‘an District, Shanghai	3 years
Office premise, 3 Shenton Way, #23-01, Shenton House, Singapore 068805.	1 year 3 months (expired in November 2024)
Office premise, 3 Shenton Way, #09-05, Shenton House, Singapore 068805.	2 years 6 months
Office premise, 16 Raffles Quay, #30-01/02, Hong Leong Building, Singapore 048581.	3 years 4 months

Schedule of operating lease consolidated balance sheets
	As of September 30,
	2025	2024
	US$	US$
Right-of-use assets	721,176	104,911
Lease liabilities
Current	300,824	58,561
Non-current	407,622	33,557
	708,446	92,118

Schedule of operating lease activities

	Years ended September 30,
	2025	2024	2023
	US$	US$	US$

Amortization of right-of-use assets	192,925	90,939	111,893
Interest of lease liabilities	15,504	4,593	3,166
Total operating lease expenses	208,429	95,532	115,059

Schedule of cash flow information related to leases

Cash flow information related to leases consists of the following:

	Years ended September 30,
	2025	2024	2023
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	195,515	93,480	115,185

Schedule of future minimum lease payments

Future minimum lease payments under non-cancellable operating lease agreements as of September 30, 2025 were as follows:

Minimum lease payment
Twelve months ending September 30,	US$
2026	319,948
2027	282,228
2028	136,231
Total future minimum lease payments	738,407
Less imputed interest	(29,961)
Present value of operating lease liabilities	708,446
Less: current portion	(300,824)
Long-term portion	407,622

Schedule of lease supplemental information

The following summarizes other supplemental information about the Company’s lease as of September 30, 2025, and 2024:

	As of September 30,
	2025	2024
Weighted average discount rate	3.33%	3.61%
Weighted average remaining lease term	2.43 years	1.66 years